Bonds (Tables)	12 Months Ended
Dec. 31, 2022
Bonds [Abstract]
Schedule of bonds issued summary
	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Tren Urbano de Lima S.A. (a)	626,697	629,956	24,496	31,203	602,201	598,753
Red Vial 5 S.A. (b)	251,933	218,684	36,637	41,343	215,296	177,341
Cumbra Peru S.A. (c)	26,282	21,273	4,896	4,554	21,386	16,719
AENZA S.A.A. (d)	356,010	-	3,809	-	352,201	-
	1,260,922	869,913	69,838	77,100	1,191,084	792,813

Schedule of bonds
In thousands of soles	2020	2021	2022
Balance at January, 1	618,497	624,454	626,697
Amortization	(11,582)	(16,376)	(19,848)
Accrued interest	47,615	49,013	54,918
Interest paid	(30,076)	(30,394)	(31,811)
Balance at December, 31	624,454	626,697	629,956

In thousands of soles	2020	2021	2022
Balance at January, 1	305,545	280,848	251,933
Amortization	(24,820)	(28,836)	(33,085)
Accrued interest	24,619	22,315	19,744
Interest paid	(24,496)	(22,394)	(19,908)
Balance at December, 31	280,848	251,933	218,684

In thousands of soles	2020	2021	2022
Balance at January, 1	-	27,457	26,282
Additions	25,871	-	-
Amortization	(1,579)	(3,687)	(3,812)
Exchange difference	2,153	2,561	(1,030)
Accrued interest	2,152	2,219	1,858
Interest paid	(1,140)	(2,268)	(2,025)
Balance at December, 31	27,457	26,282	21,273